Commitments and Contingencies, Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Rent Expense
Rent expense	$ 161	$ 153	$ 152
Maximum
Loss Contingency, Estimate
Accrual for legal proceedings and unasserted claims	$ 1	$ 1
Apple
Purchase Commitments
Purchase commitment agreement description	During 2016, U.S. Cellular entered into agreements with Apple to purchase certain minimum quantities of Apple iPhone products and fund marketing programs related to the Apple iPhone products over a three-year period beginning in September 2016. Based on current forecasts, U.S. Cellular estimates that the remaining contractual commitment as of December 31, 2016 under these agreements is approximately $1,351 million. At this time, U.S. Cellular expects to meet its contractual commitments with Apple.
Purchase commitment period	3 years
Purchase commitment remaining estimated payments	$ 1,351
Amdocs
Purchase Commitments
Purchase commitment agreement description	In November 2014, U.S. Cellular executed a Master Statement of Work (“Master”) and certain other documents with Amdocs Software Systems Limited (“Amdocs”). The agreement provides that U.S. Cellular will outsource to Amdocs certain support functions for its Billing and Operations Support System (“B/OSS”). Such functions include application support, billing operations and some infrastructure services. In October 2016, U.S. Cellular executed two Statements of Work (“SOW”) with Amdocs for continued development and support related to its billing system. Both the Master and SOW agreements have terms through September 30, 2019, with the Master being subject to five one-year renewal periods at U.S. Cellular’s option. The estimated amounts to be paid to Amdocs with respect to the Master and SOW agreements during the remaining terms are approximately $53 million and $67 million (exclusive of travel and expenses and subject to certain potential adjustments), respectively.
Amdocs statements of work
Purchase Commitments
Purchase commitment period	3 years
Purchase commitment remaining estimated payments	$ 67
Amdocs master statement
Purchase Commitments
Purchase commitment period	5 years
Purchase commitment remaining estimated payments	$ 53